Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	FEC RESOURCES INC.
Entity Central Index Key	0000849997
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding	861,082,371
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	000-17729
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite 2300
Entity Address Address Line 2	Bentall 5
Entity Address Address Line 3	550 Burrard Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 2B5
Auditor Name	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	1173
Security 12g Title	Common Stock, without par value
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Phone Fax Number Description	+61447296715
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Suite 2300
Entity Address Address Line 2	Bentall 5
Entity Address Address Line 3	550 Burrard Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 2B5
Local Phone Number	61447296715
Contact Personnel Name	Paul Wallace